Shareholder Report, Average Annual Return (Details) 195127_Fortuna Hedged Bitcoin Fund_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Fortuna Hedged Bitcoin ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fortuna Hedged Bitcoin ETF NAV
Average Annual Return, Percent	(13.18%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	23.96%